Expenses by nature	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Expenses by nature

22. Expenses by nature

a) The Group’s total expenses of cost of goods sold and operating expenses are as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cost of revenue	$4,560,353	$11,933,181	$20,855,842
Operating expenses	25,988,284	4,518,366	3,809,770
	$30,548,637	$16,451,547	$24,665,612

b) The Group’s total expenses by nature are as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Purchase and sale of merchandise inventory	$4,540,840	$11,921,857	$8,387,054
Raw materials and supplies used	-	-	5,840,152
Change in inventory of finished goods and work in process	-	-	1,561,187
Processing cost	-	-	422,862
Loss on inventory valuation	19,513	11,324	55,137
Employee benefit expenses (Note 23)	2,778,852	2,396,499	3,951,664
Fuel and utility expense	48,610	39,991	354,419
Freight expenses	143,693	191,934	335,441
Professional service expenses	1,047,580	451,050	633,648
Provision (reversal) for expected credit losses for accounts receivable	331,761	(8,365)	81,842
Provision for expected credit losses for receivables due from related parties	18,915,508	-	-
Depreciation expenses	183,776	135,686	250,228
Depreciation expenses-right-of-use assets (Note 11)	184,816	203,138	718,635
Amortization expenses	20,898	16,122	17,655
Other expenses	2,332,790	1,092,311	2,055,688
	$30,548,637	$16,451,547	$24,665,612

a) Other expenses primarily consist of advertising and promotional expenses, as well as miscellaneous office and administrative expenses.